Note 10 - Financial Risk Management - Maximum Exposure to Credit Risk to the Carrying Value of Cash, Term Deposits, and Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Cash and cash equivalents	$ 130,180	$ 160,395	$ 83,347
Accounts receivable (Note 4)	372	160
	$ 130,552	$ 160,555